Related party transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related party transactions

13.Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Company and other related parties are disclosed below and in other notes accordingly to the nature of the transactions. All material transactions with and balances owed to SALP are disclosed in notes 9 and 10, where the transactions are disclosed and otherwise in this note.

These transactions have been recorded at the exchange amount, meaning the amount agreed to between the parties.

During the quarter and six months ended June 30, 2021, the Company recorded an interest expense of $1,054 and $2,091, and paid interest of $nil and $973, respectively on its loans with its parent, SALP. For the quarter and six months ended June 30, 2020, the Company recorded an interest expense of $311 and $619 and paid interest of $252 and $503, respectively. During the quarter and six months ended June 30, 2021, the Company also recorded $145 in legal expenses ($nil for the quarter and six months ended June 30, 2020), incurred by SALP that it is required to reimburse pursuant to certain indemnification obligations under the subscription agreement it signed with SALP on April 14, 2019.